Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Schedule of intangible assets, net
Intangible assets, net consist of the following:

	As of December 31, 2021
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount

	Year	(RMB in millions)

Non-compete	8.0	2,467	(2,120)	—	347
Domain names and trademarks	18.9	4,186	(1,066)	(27)	3,093
Customer relationship	8.8	2,713	(454)	(60)	2,199
Technology and others	6.0	1,050	(767)	(85)	198

Total	12.2	10,416	(4,407)	(172)	5,837

	As of December 31, 2022
	Weighted- Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Impairment Amount	Net Carrying Amount

	Year	(RMB in millions)

Non-compete	8.0	2,467	(2,279)	—	188
Domain names and trademarks	17.8	6,756	(1,440)	(27)	5,289
Customer relationship	8.7	2,823	(765)	(60)	1,998
Technology and others	5.4	2,890	(1,141)	(85)	1,664

Total	12.1	14,936	(5,625)	(172)	9,139

Schedule of amortization expenses related to the intangible assets for future periods
As of December 31, 2022, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the year ended December 31,
	2023	2024	2025	2026	2027	2028 and thereafter

	(RMB in millions)
Amortization expenses	1,305	1,188	1,124	979	908	3,635